Contract Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Contract Liabilities

4. Contract Liabilities

Contract liabilities consisted of the following at December 31:

	2023	2024	2024
	HK$	HK$	US$
Billings in advance of performance obligation under contracts, current	4,619,690	8,669,448	1,116,089
Billings in advance of performance obligation under contracts, non-current	-	104,714	13,481

The Company’s contract liabilities include payments received in advance of performance under trading solution service contracts which will be recognized as revenue as the Company executed the trading solution services with customers under the contract, as well as the deferred installation and customization service fee received from trading solution services.

The movement in contract liabilities is as follows:

	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year ended December 31	4,199,173	4,619,690	594,731
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(4,199,173)	(6,388,598)	(822,457)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	4,619,690	10,543,070	1,357,296

Balance at end of the year ended December 31	4,619,690	8,774,162	1,129,570
Less: Amount expected to be recognized as revenue beyond 12 months	-	(104,714)	(13,481)
Amount expected to be recognized as revenue in 12 months	4,619,690	8,669,448	1,116,089

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements